Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Service revenue, net	$ 1,817,077	$ 1,180,250	$ 941,903
Total Revenues	1,817,077	1,180,250	941,903
EXPENSES:
Drilling rigs and drillships operating expenses	727,832	504,957	563,583
Depreciation and amortization	324,302	235,473	224,479
Loss on sale of assets	0	0	133
General and administrative expenses	131,745	126,868	83,647
Legal settlements and other, net (Note 16)	(721)	6,000	4,524
Operating income	633,919	306,952	65,537
OTHER INCOME / (EXPENSES):
Interest and finance costs (includes ($22,904) accumulated other comprehensive reclassifications in 2012 for losses on previously designated cash flow hedges) (Note 12)	(300,131)	(220,564)	(116,427)
Interest income (Note 3)	12,227	9,595	553
Gain/ (Loss) on interest rate swaps (Note 9)	(12,671)	8,616	(36,974)
Other, net	4,282	3,315	(1,068)
Total other expenses, net	(296,293)	(199,038)	(153,916)
INCOME / (LOSS) BEFORE INCOME TAXES	337,626	107,914	(88,379)
Income taxes (Note 13)	(77,823)	(44,591)	(43,957)
NET INCOME / (LOSS)	259,803	63,323	(132,336)
NET INCOME / (LOSS) TO COMMON STOCKHOLDERS (Note 14)	$ 259,031	$ 63,221	$ (132,336)
EARNINGS/ (LOSS) PER SHARE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 14)	$ 1.96	$ 0.48	$ (1.00)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 14)	131,837,227	131,727,504	131,696,935